Financial assets at fair value through profit or loss - Financial assets at fair value through profit or loss (Details) (Parenthetical) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value through profit or loss [abstract]
Customers Deposits	₩ 2,080,626	₩ 1,907,210